[MILBANK, TWEED, HADLEY & McCLOY LLP LETTERHEAD]

September 12, 2008

Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-3628
Attention: Peggy Kim
                  Nicholas Panos

Re:	Atari, Inc. Schedule TO-I filed September 5, 2008 (the “Schedule TO-I”) File No. 005-47017

Dear Ms. Kim and Mr. Panos:

     On behalf of our client, Atari, Inc. (“Atari” or the “Registrant”), we are providing the following responses to the comments set forth in the comment letter, dated September 10, 2008, of the staff of the Securities and Exchange Commission (the “Staff”) relating to the above-referenced filing. To assist you in reviewing the responses, each response is preceded with a copy (in bold italic type) of the comment as stated in the Staff’s letter. The Registrant has revised the Schedule TO-I in response to the Staff’s comments and is filing concurrently with this letter an Amendment No. 1 to Schedule TO-I (the “Amendment”) which reflects these revisions.

Offer to Purchase

Summary Term Sheet, page 2

September 12, 2008

Page Two

Duration of the Offer, page 2

1.	We note you state that subject to the terms described in the offer to purchase, you reserve the right to terminate the offer in your sole discretion. Please revise, here and on page 4, to clarify that the offer may only be terminated by Atari pursuant to the offer conditions.

     The Registrant has revised the language on pages 2 and 4 of the Offer to Purchase in response to the Staff’s comment.

Conditions, page 11

2.	Please explain to us the purpose of the language that your interpretation of the conditions of the offer will be final and binding. Please disclose, here and throughout your document, that only a court of competent jurisdiction can make a determination that will be final and binding upon the parties. In addition, please disclose that security holders may challenge your determinations.

     Without necessarily agreeing with the Staff’s comment, the Registrant has revised the language on pages 12, 13 and 14 to eliminate any reference to the Registrant’s determinations being final and binding upon the parties.

Extension, Amendment and Termination of the Offer, page 14

3.	We note that you intend to terminate the offer if the merger is terminated. Please advise as to whether this merger condition is waivable. If it is, then it would appear that a waiver of this condition would constitute a material change such that at least five business days must remain in the offer. Please revise to disclose this, if applicable.

     The Registrant has revised the language on pages 5, 12 and 15 of the Offer to Purchase in response to the Staff’s comment.

Exhibit 99(a)(2)—Form of Election to Tender Eligible Options

4.	We note that in the first sentence of the first paragraph you require security holders to state that they have read the offer to purchase. Please revise to omit the term “read” from this paragraph.

     The Registrant has revised the language of the first paragraph of the Form of Election to Tender Eligible Options in response to the Staff’s comment.

* * * *

September 12, 2008

Page Three

     Please note that we have made a number of other minor corrections in the Amendment. Thank you for your consideration of our responses to your comments. If you have any questions or comments concerning the matters discussed above, please call me at (212) 530-5921.

     On behalf of the Registrant, we confirm that:  the Registrant acknowledges, in connection with filing the Amendment (the “Filing”) in response to the Staff’s comments, that:

1.	it is responsible for the adequacy and accuracy of the disclosure in the Filing;

2.	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Securities and Exchange Commission from taking any action with respect to the Filing; and

3.	it may not assert Staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

Very truly yours,

MILBANK, TWEED, HADLEY & McCLOY LLP

/s/ Thomas C. Janson Thomas C. Janson

cc:	Jim Wilson Kristina Pappa Atari, Inc.

Nilene R. Evans Morrison & Foerster LLP

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